Shareholders' Equity	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 6:-	SHAREHOLDERS’ EQUITY

a.	During the first quarter of 2021, the Company issued 50,926,830 ordinary shares represented by 1,697,561 ADSs in exchange for exercise of warrants. Total consideration received by the Company was $2,744.

b.	In March 2021, the Company issued 1,050,000 of its ordinary shares to certain consultants in exchange for their services with fair value of $68.

c.

On April 13, 2021, the Company’s board of directors approved a grant of unlisted options exercisable into 4,000,000 of the Company’s ordinary shares to its employees and one senior officer for an exercise price of NIS 0.25 per shares ($0.07 per share based on the exchange rate reported by the Bank of Israel on the same day). The options vest on a quarterly basis over a period of 4 years.

The fair value of the Company’s share options granted was estimated using the binomial option pricing model using the following range assumptions:

Description	April 13, 2021

Risk-free interest rate	1.22%
Expected volatility	82.40%
Dividend yield	0
Contractual life	10
Early Exercise Multiple (Suboptimal Factor)	3
Exercise price (NIS)	0.25

d.

On April 13, 2021, the Company’s board of directors approved a grant of unlisted options exercisable into 2,500,000 of the Company’s ordinary shares to the Company’s chief executive officer for an exercise price of NIS 0.25 per share ($0.07 per share based on the exchange rate reported by the Bank of Israel on the same day). The grant was subject to shareholders’ approval, which was obtained on June 7, 2021. The options vest on a quarterly basis over a period of 4 years.

e.	On June 22, 2021, the Company’s board of directors approved a grant of unlisted options exercisable into 600,000 of the Company’s ordinary shares to one of the Company’s directors for an exercise price of NIS 0.25 per share ($0.07 per share based on the exchange rate reported by the Bank of Israel on the same day). The grant was subject to shareholders’ approval, which was obtained on August 5, 2021. The options vest on a quarterly basis over a period of 4 years.